Cover Page	Nov. 14, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 14, 2019
Entity Registrant Name	VIACOM INC.
Entity Incorporation, State or Country Code	DE
Contained File Information, File Number	001-32686
Entity Tax Identification Number	20-3515052
Entity Address, Address Line One	1515 Broadway,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	258-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001339947
Amendment Flag	false
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	VIA
Security Exchange Name	NASDAQ
Common Class B
Document Information [Line Items]
Title of 12(b) Security	Class B common stock, par value $0.001 per share
Trading Symbol	VIAB
Security Exchange Name	NASDAQ